UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

June 30, 2006

MAG-QTLY-0806

1.803299.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Automobiles - 0.1%
General Motors Corp. (d)	2,044,066	$ 60,893
Hotels, Restaurants & Leisure - 2.4%
Ctrip.com International Ltd. sponsored ADR (d)	4,011,600	204,792
OSI Restaurant Partners, Inc.	576,500	19,947
Starbucks Corp. (a)	5,112,616	193,052
Starwood Hotels & Resorts Worldwide, Inc.	4,973,827	300,121
Wynn Resorts Ltd. (a)(d)(e)	5,500,000	403,150
		1,121,062
Household Durables - 1.6%
Cyrela Brazil Realty SA	1,848,650	30,727
Daito Trust Construction Co.	766,500	42,470
Garmin Ltd. (d)	2,414,460	254,581
KB Home	500,000	22,925
Lennar Corp. Class A	2,896,376	128,512
LG Electronics, Inc.	3,028,920	183,581
Sharp Corp.	5,954,000	94,078
		756,874
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	1,800,000	26,946
Leisure Equipment & Products - 0.1%
MarineMax, Inc. (a)	772,800	20,271
Media - 1.9%
EchoStar Communications Corp. Class A (a)	2,400,000	73,944
Harris Interactive, Inc. (a)	872,800	4,975
Live Nation, Inc. (a)	1,782,864	36,299
McGraw-Hill Companies, Inc.	1,332,000	66,906
News Corp.:
Class A	3,000,000	57,540
Class B	7,000,000	141,260
Omnicom Group, Inc.	1,201,676	107,057
The Walt Disney Co.	12,301,500	369,045
		857,026
Multiline Retail - 1.1%
Federated Department Stores, Inc.	2,494,600	91,302
JCPenney Co., Inc.	2,000,000	135,020
Target Corp.	6,041,700	295,258
		521,580
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.4%
Best Buy Co., Inc.	13,673,350	$ 749,847
Circuit City Stores, Inc.	1,000,000	27,220
J. Crew Group, Inc.	1,000,000	27,450
Staples, Inc.	21,918,000	533,046
Yamada Denki Co. Ltd.	2,509,100	255,899
		1,593,462
Textiles, Apparel & Luxury Goods - 1.6%
Asics Corp.	2,500,000	25,475
Fossil, Inc. (a)	200,000	3,602
Liz Claiborne, Inc.	3,490,000	129,339
NIKE, Inc. Class B	6,798,500	550,679
Polo Ralph Lauren Corp. Class A	650,000	35,685
		744,780
TOTAL CONSUMER DISCRETIONARY		5,702,894
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.8%
CVS Corp.	6,841,972	210,049
United Natural Foods, Inc. (a)(e)	4,143,500	136,818
Walgreen Co.	4,645,900	208,322
Whole Foods Market, Inc.	4,242,400	274,229
		829,418
Food Products - 0.2%
Flowers Foods, Inc.	1,000,000	28,640
Nestle SA (Reg.)	186,508	58,584
		87,224
Personal Products - 0.1%
Avon Products, Inc.	2,543,147	78,838
TOTAL CONSUMER STAPLES		995,480
ENERGY - 9.4%
Energy Equipment & Services - 3.4%
GlobalSantaFe Corp.	600,000	34,650
Schlumberger Ltd. (NY Shares)	23,399,994	1,523,574
Smith International, Inc.	557,200	24,779
		1,583,003
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.0%
Apache Corp.	1,953,610	$ 133,334
Arch Coal, Inc. (e)	8,652,548	366,608
Cameco Corp.	4,000,000	159,348
Canadian Natural Resources Ltd.	10,865,700	600,762
CONSOL Energy, Inc.	4,000,000	186,880
OAO Gazprom sponsored ADR	2,000,000	85,500
Occidental Petroleum Corp.	521,400	53,470
Peabody Energy Corp. (e)	21,538,800	1,200,788
Plains Exploration & Production Co. (a)	295,000	11,959
Teekay Shipping Corp.	340,000	14,226
		2,812,875
TOTAL ENERGY		4,395,878
FINANCIALS - 16.5%
Capital Markets - 4.4%
E*TRADE Financial Corp. (a)	9,761,555	222,759
E*TRADE Securities Co. Ltd.	28,000	37,439
JAFCO Co. Ltd.	82,100	4,922
MCF Corp. (a)	735,600	758
Merrill Lynch & Co., Inc.	6,342,900	441,212
Morgan Stanley	500,000	31,605
Nomura Holdings, Inc.	44,949,500	845,051
State Street Corp.	6,933,800	402,784
TD Ameritrade Holding Corp.	5,152,100	76,303
		2,062,833
Commercial Banks - 2.6%
China Construction Bank Corp. (H Shares)	50,000,000	22,855
Mizuho Financial Group, Inc.	30,000	254,053
SVB Financial Group (a)	516,900	23,498
Wachovia Corp.	2,146,094	116,061
Wells Fargo & Co.	11,461,200	768,817
		1,185,284
Consumer Finance - 0.6%
American Express Co.	2,927,216	155,786
SLM Corp.	2,000,000	105,840
		261,626
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
Moody's Corp.	1,000,000	$ 54,460
The NASDAQ Stock Market, Inc. (a)	1,000,000	29,900
		84,360
Insurance - 6.8%
ACE Ltd.	1,270,860	64,293
AFLAC, Inc.	5,147,000	238,563
American International Group, Inc.	19,272,570	1,138,045
Berkshire Hathaway, Inc. Class A (a)	557	51,054
China Life Insurance Co. Ltd. (H Shares)	170,000,000	268,147
Endurance Specialty Holdings Ltd.	555,800	17,786
Hartford Financial Services Group, Inc.	3,000,000	253,800
MetLife, Inc.	5,000,000	256,050
Millea Holdings, Inc.	2,500	46,515
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,360,000	322,450
Prudential Financial, Inc.	2,500,000	194,250
Samsung Fire & Marine Insurance Co. Ltd.	200,000	26,879
T&D Holdings, Inc.	1,000,000	80,839
W.R. Berkley Corp.	1,856,250	63,354
Willis Group Holdings Ltd.	2,000,000	64,200
XL Capital Ltd. Class A	1,512,400	92,710
		3,178,935
Real Estate Investment Trusts - 1.0%
Developers Diversified Realty Corp.	2,000,000	104,360
Equity Residential (SBI)	4,343,000	194,262
General Growth Properties, Inc.	2,000,000	90,120
Host Hotels & Resorts, Inc.	3,044,976	66,594
Kimco Realty Corp.	679,800	24,806
		480,142
Real Estate Management & Development - 0.5%
Mitsubishi Estate Co. Ltd.	2,000,000	42,473
Mitsui Fudosan Co. Ltd.	8,000,000	173,738
		216,211
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	3,000,000	144,300
Radian Group, Inc.	1,000,000	61,780
		206,080
TOTAL FINANCIALS		7,675,471
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.3%
Biotechnology - 3.4%
Biogen Idec, Inc. (a)	6,118,300	$ 283,461
Genentech, Inc. (a)	12,934,000	1,058,001
Gilead Sciences, Inc. (a)	2,239,698	132,501
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	105,436
		1,579,399
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	800,000	78,840
Baxter International, Inc.	3,200,000	117,632
Becton, Dickinson & Co.	4,000,000	244,520
Boston Scientific Corp. (a)	344,000	5,793
C.R. Bard, Inc.	1,069,300	78,337
Gen-Probe, Inc. (a)	500,000	26,990
Greatbatch, Inc. (a)(e)	2,164,500	51,082
Kinetic Concepts, Inc. (a)	700,000	30,905
Mentor Corp.	1,470,400	63,962
St. Jude Medical, Inc. (a)	1,800,000	58,356
		756,417
Health Care Providers & Services - 3.1%
Aetna, Inc.	600,000	23,958
Henry Schein, Inc. (a)	600,000	28,038
Sunrise Senior Living, Inc. (a)	50,375	1,393
UnitedHealth Group, Inc.	29,525,730	1,322,162
VCA Antech, Inc. (a)	1,000,000	31,930
WellPoint, Inc. (a)	300,000	21,831
		1,429,312
Health Care Technology - 0.1%
Cerner Corp. (a)	200,000	7,422
Emdeon Corp. (a)	1,553,702	19,281
WebMD Health Corp. Class A (d)	95,700	4,527
		31,230
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc. (a)	28,700	735
Charles River Laboratories International, Inc. (a)	1,804,700	66,413
Covance, Inc. (a)	1,000,000	61,220
Invitrogen Corp. (a)	500,000	33,035
Millipore Corp. (a)	500,000	31,495
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Electron Corp. (a)	1,471,500	$ 53,327
Waters Corp. (a)	3,198,600	142,018
		388,243
Pharmaceuticals - 5.3%
Allergan, Inc.	5,248,626	562,968
Johnson & Johnson	22,315,200	1,337,127
Matrixx Initiatives, Inc. (a)	400,000	6,224
Medicis Pharmaceutical Corp. Class A	2,000,000	48,000
Merck & Co., Inc.	331,800	12,087
Novartis AG sponsored ADR	1,613,800	87,016
Roche Holding AG (participation certificate)	1,683,700	278,344
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,000,000	94,770
Wyeth	1,021,300	45,356
		2,471,892
TOTAL HEALTH CARE		6,656,493
INDUSTRIALS - 13.6%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	1,784,410	40,792
Honeywell International, Inc.	8,795,400	354,455
Raytheon Co. warrants 6/16/11 (a)	204,836	2,591
Rockwell Collins, Inc.	3,000,000	167,610
United Technologies Corp.	7,200,000	456,624
		1,022,072
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	3,000,000	159,900
Expeditors International of Washington, Inc.	5,731,600	321,027
FedEx Corp.	503,100	58,792
Forward Air Corp.	390,000	15,885
UTI Worldwide, Inc.	4,000,000	100,920
		656,524
Airlines - 0.0%
JetBlue Airways Corp. (a)(d)	1,230,650	14,940
Commercial Services & Supplies - 1.2%
51job, Inc. sponsored ADR (a)	2,932,000	63,712
Equifax, Inc.	3,000,000	103,020
Heidrick & Struggles International, Inc. (a)	476,228	16,116
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	4,951,938	$ 211,250
Robert Half International, Inc.	4,124,900	173,246
		567,344
Construction & Engineering - 0.6%
Fluor Corp.	2,948,845	274,036
Electrical Equipment - 0.7%
Emerson Electric Co.	2,732,400	229,002
Q-Cells AG	36,000	3,028
Suntech Power Holdings Co. Ltd. sponsored ADR (d)	2,167,400	61,229
Vestas Wind Systems AS (a)	2,000,000	54,708
		347,967
Industrial Conglomerates - 3.2%
3M Co.	1,675,840	135,358
General Electric Co.	39,075,550	1,287,930
Raven Industries, Inc.	136,089	4,287
Walter Industries, Inc.	676,016	38,972
		1,466,547
Machinery - 2.0%
Actuant Corp. Class A	500,000	24,975
Caterpillar, Inc.	5,000,000	372,400
Danaher Corp.	3,000,000	192,960
Dover Corp.	1,000,000	49,430
Hyundai Mipo Dockyard Co. Ltd.	460,000	46,063
IDEX Corp.	500,000	23,600
Joy Global, Inc.	1,700,000	88,553
Kawasaki Heavy Industries Ltd. (d)	10,000,000	33,646
Trinity Industries, Inc.	2,250,000	90,900
Trivest 1992 Special Fund Ltd. (a)(g)	26,600,000	133
		922,660
Marine - 0.2%
Alexander & Baldwin, Inc.	1,633,707	72,324
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	5,000,000	396,250
Canadian National Railway Co.	2,000,000	87,360
Con-way, Inc.	1,000,000	57,930
Landstar System, Inc.	254,300	12,011
Localiza Rent a Car SA	862,900	16,335
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	2,000,000	$ 106,440
Union Pacific Corp.	2,000,000	185,920
		862,246
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,000,000	80,580
Watsco, Inc.	500,000	29,910
		110,490
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd. (d)	396,000	2,924
TOTAL INDUSTRIALS		6,320,074
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 6.7%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,331,765	19,670
Cisco Systems, Inc. (a)	7,950,300	155,269
Corning, Inc. (a)	36,000,000	870,840
Lucent Technologies, Inc. (a)	100,000,000	242,000
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	324
Nokia Corp. sponsored ADR	82,372,400	1,668,863
Nortel Networks Corp. (a)	5,000,000	11,184
QUALCOMM, Inc.	3,000,000	120,210
Sonus Networks, Inc. (a)	1,000,000	4,950
		3,093,310
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	2,500,000	142,800
Hewlett-Packard Co.	6,000,000	190,080
NEC Corp.	10,000,000	53,310
Network Appliance, Inc. (a)	3,958,700	139,742
QLogic Corp. (a)	5,000,000	86,200
Rackable Systems, Inc.	1,324,544	52,306
Seagate Technology	28,709,334	649,979
		1,314,417
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	1,942,050	108,677
Flextronics International Ltd. (a)	3,125,000	33,188
FLIR Systems, Inc. (a)	2,000,000	44,120
Hon Hai Precision Industry Co. Ltd. (Foxconn)	25,000,000	154,423
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	1,751,600	$ 31,757
Kyocera Corp.	1,000,000	77,750
Molex, Inc.	2,000,000	67,140
Nippon Electric Glass Co. Ltd.	5,000,000	100,284
Rofin-Sinar Technologies, Inc. (a)	600,000	34,482
Vishay Intertechnology, Inc. (a)	2,122,800	33,392
		685,213
Internet Software & Services - 4.9%
aQuantive, Inc. (a)	2,142,315	54,265
Baidu.com, Inc. sponsored ADR (d)	860,300	71,001
Bankrate, Inc. (a)(d)	800,000	30,208
Google, Inc. Class A (sub. vtg.) (a)	2,701,000	1,132,610
Marchex, Inc. Class B (a)(d)	1,200,000	19,716
Move, Inc. (a)	1,000,000	5,480
Openwave Systems, Inc. (a)	1,657,000	19,122
VeriSign, Inc. (a)	2,500,000	57,925
Yahoo! Japan Corp.	1,400,790	741,865
Yahoo!, Inc. (a)	4,986,600	164,558
		2,296,750
IT Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	67,370
Infosys Technologies Ltd. sponsored ADR	1,500,000	114,615
TALX Corp. (e)	2,886,484	63,127
		245,112
Office Electronics - 0.8%
Canon, Inc.	7,500,000	366,350
Zebra Technologies Corp. Class A (a)	200,000	6,832
		373,182
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp. (a)	2,672,700	46,906
Analog Devices, Inc.	7,119,732	228,828
ASML Holding NV (NY Shares) (a)	25,307,587	511,719
Broadcom Corp. Class A (a)	2,000,000	60,100
Cree, Inc. (a)	1,187,382	28,212
Ikanos Communications, Inc.	100,000	1,519
KLA-Tencor Corp.	8,400,000	349,188
Lam Research Corp. (a)	499,200	23,273
Marvell Technology Group Ltd. (a)	1,200,000	53,196
Maxim Integrated Products, Inc.	3,245,404	104,210
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MediaTek, Inc.	730,000	$ 6,764
National Semiconductor Corp.	628,700	14,994
O2Micro International Ltd. sponsored ADR (a)	700,000	5,383
Omnivision Technologies, Inc. (a)	1,000,000	21,120
Renewable Energy Corp. AS	13,000,000	185,896
Samsung Electronics Co. Ltd.	963,711	612,541
SiRF Technology Holdings, Inc. (a)	1,000,000	32,220
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,426,423	104,895
Teradyne, Inc. (a)(d)(e)	19,805,264	275,887
Texas Instruments, Inc.	4,697,700	142,293
		2,809,144
Software - 2.5%
Autodesk, Inc. (a)	4,500,000	155,070
BEA Systems, Inc. (a)(e)	25,575,053	334,777
Citrix Systems, Inc. (a)	1,440,000	57,802
FileNET Corp. (a)	550,000	14,812
Mercury Interactive Corp. (a)	1,000,000	34,970
NAVTEQ Corp. (a)	1,200,000	53,616
Oracle Corp. (a)	25,395,000	367,974
SAP AG sponsored ADR	1,450,000	76,154
Trend Micro, Inc.	2,500,000	84,335
		1,179,510
TOTAL INFORMATION TECHNOLOGY		11,996,638
MATERIALS - 2.2%
Chemicals - 0.7%
Monsanto Co.	2,800,000	235,732
Praxair, Inc.	1,000,000	54,000
Tokuyama Corp.	1,700,400	25,263
		314,995
Metals & Mining - 1.1%
Alcoa, Inc.	3,600,000	116,496
Allegheny Technologies, Inc.	1,500,000	103,860
Falconbridge Ltd.	1,500,000	79,011
Mittal Steel Co. NV Class A (NY Shares) (d)	6,000,000	183,060
Toho Titanium Co. Ltd. (d)	600,000	32,406
		514,833
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.4%
International Paper Co.	173,111	$ 5,591
Weyerhaeuser Co.	3,358,800	209,085
		214,676
TOTAL MATERIALS		1,044,504
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	10,000,000	278,900
Embarq Corp. (a)	333,051	13,652
Vonage Holdings Corp.	693,070	5,953
		298,505
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	5,500,000	171,160
Bharti Airtel Ltd. (a)	6,500,000	56,019
NII Holdings, Inc. (a)	4,519,100	254,787
Sprint Nextel Corp.	6,661,020	133,154
		615,120
TOTAL TELECOMMUNICATION SERVICES		913,625
UTILITIES - 0.8%
Electric Utilities - 0.7%
Exelon Corp.	5,000,000	284,150
PPL Corp.	500,000	16,150
		300,300
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	1,000,000	66,120
TOTAL UTILITIES		366,420
TOTAL COMMON STOCKS (Cost $36,301,001)		46,067,477
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 4.74% 7/27/06 (f) (Cost $4,484)	$ 4,500	$ 4,487
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 5.11% (b)	586,211,462	586,211
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	506,889,895	506,890
TOTAL MONEY MARKET FUNDS (Cost $1,093,101)		1,093,101
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.32%, dated 6/30/06 due 7/3/06)	$ 61,027	61,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06)	57,757	57,735
TOTAL CASH EQUIVALENTS (Cost $118,735)		118,735
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $37,517,321)		47,283,800
NET OTHER ASSETS - (1.6)%		(743,191)
NET ASSETS - 100%		$ 46,540,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
260 S&P 500 Index Contracts	Sept. 2006	$ 83,161	$ 183

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,487,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,610
Fidelity Securities Lending Cash Central Fund	6,295
Total	$ 11,905
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arch Coal, Inc.	$ 313,349	$ 20,189	$ -	$ 519	$ 366,608
Bankrate, Inc.	34,848	-	-	-	-
BEA Systems, Inc.	335,800	-	-	-	334,777
Greatbatch, Inc.	47,424	-	-	-	51,082
KLA-Tencor Corp.	812,448	-	338,466	2,016	-
Monster Worldwide, Inc.	460,490	16,101	204,871	-	-
OSI Pharmaceuticals, Inc.	102,685	-	-	-	105,436
Peabody Energy Corp.	900,766	222,177	-	1,072	1,200,788
Rackable Systems, Inc.	70,002	-	-	-	-
TALX Corp.	82,207	-	-	115	63,127
Teradyne, Inc.	297,809	9,535	-	-	275,887
United Natural Foods, Inc.	144,898	-	-	-	136,818
Wynn Resorts Ltd.	422,675	-	-	-	403,150
TOTAL	$ 4,025,401	$ 268,002	$ 543,337	$ 3,722	$ 2,937,673
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $37,531,215,000. Net unrealized appreciation aggregated $9,752,585,000, of which $11,254,641,000 related to appreciated investment securities and $1,502,056,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006